Investments - Schedule of Conclusion of the Transaction Cost Recognized the Following Accounting Effects (Details) R$ in Millions	1 Months Ended
Aug. 31, 2024 BRL (R$)
Disclosure of detailed information about borrowings [line items]
Total sale price	R$ 2,737
Corporate capital gain (1) (a)	1,617
Tax capital gain net of selling expenses	1,808
IRPJ and CSLL (34%) (B)	(615)
Net impact on the Income Statement (a + b)	R$ 1,082 [1]

[1]	The effects of the sale are part of the Holdings operational segment.